Mineral exploration and project evaluation (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of mineral exploration and project evaluation costs	Schedule of mineral exploration and project evaluation costs
	2021	2020	2019
Mineral exploration	(55,594)	(38,519)	(79,838)
Project evaluation	(29,449)	(18,682)	(39,225)
	(85,043)	(57,201)	(119,063)